SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Jun. 30, 2026
SIGNIFICANT ACCOUNTING POLICIES
SIGNIFICANT ACCOUNTING POLICIES

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation - The accompanying consolidated financial statements have been prepared in conformity with U.S. GAAP and are expressed in United States dollars (“US dollars”).

Principles of Consolidation - The consolidated financial statements include the accounts of the Company, all the subsidiaries, VIEs and subsidiaries of VIEs of the Company. All transactions and balances between the Company and its subsidiaries and VIEs have been eliminated upon consolidation.

We consolidate all subsidiaries in which we have a controlling financial interest and variable interest entities (“VIEs”) for which we or one of our consolidated subsidiaries is the primary beneficiary. Control generally equates to ownership percentage, whereby (i) affiliates that are more than 50% owned are consolidated; (ii) investments in affiliates of 50% or less but greater than 20% are generally accounted for using the equity method where we have determined that we have significant influence over the entities; and (iii) investments in affiliates of 20% or less are generally accounted for using the cost method.

We consolidate a VIE when we have both the power to direct the activities that most significantly impact the results of the VIE and the right to receive benefits or the obligation to absorb losses of the entity that could be potentially significant to the VIE. Along with the VIEs that are consolidated in accordance with the above guidelines, we also hold variable interests in other VIEs that are not consolidated because we are not the primary beneficiary. We continually monitor both consolidated and unconsolidated VIEs to determine if any events have occurred that could cause the primary beneficiary to change. A change in determination could have a material impact on our financial statements.

Variable Interest Entities - A VIE is an entity that either (i) has insufficient equity to permit the entity to finance its activities without additional subordinated financial support or (ii) has equity investors who lack the characteristics of a controlling financial interest. A VIE is consolidated by its primary beneficiary. The primary beneficiary has both the power to direct the activities that most significantly impact the entity’s economic performance and the obligation to absorb losses or the right to receive benefits from the entity that could potentially be significant to the VIE. The Company performs ongoing assessments to determine whether an entity should be considered a VIE and whether an entity previously identified as a VIE continues to be a VIE and whether the Company continues to be the primary beneficiary.

Assets recognized as a result of consolidating VIEs do not represent additional assets that could be used to satisfy claims against the Company’s general assets. Conversely, liabilities recognized as a result of consolidating these VIEs do not represent additional claims on the Company’s general assets; rather, they represent claims against the specific assets of the consolidated VIEs.

Currency Translation - The Company’s functional currency is US dollars and the consolidated financial statements have been expressed in Chinese Yuan (“RMB”) as RMB is the Company’s reporting currency. The consolidated financial statements as of and for the year ended June 30, 2026 have been translated into US dollars solely for the convenience of the readers. The translation has been made at the rate of ¥6.7851 = US$1.00, the approximate exchange rate prevailing on June 30, 2026. These translated US dollar amounts should not be construed as representing Chinese Yuan amounts or that the Chinese Yuan amounts have been or could be converted into US dollars.

Estimates and Assumptions - The preparation of the consolidated financial statements in conformity with US GAAP, which requires that management make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements and the reported amounts of revenue and expenses during the reporting periods. Estimates are adjusted to reflect actual experience when necessary. On an ongoing basis, management reviews these estimates and assumptions using the currently available information. Changes in facts and circumstances may cause the Company to revise its estimates. In accordance with ASC 250, the changes in estimates will be recognized in the same period of changes in facts and circumstances. The Company bases its estimates on past experiences and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Significant accounting estimates reflected in the Company’s consolidated financial statements include allowance for credit losses related to accounts receivable, other receivables and purchase advances, allowance for inventory, the useful lives of property and equipment, valuation allowance for deferred tax assets, impairment assessment for long-lived assets, goodwill and investment in unconsolidated entity, the discount rate for lease and investment, valuation of the convertible notes, price purchase allocation for business combination and the fair value of share-based payments. The use of estimates is an integral component of the financial reporting process; actual results could differ from those estimates.

The key assumptions underlying the Company’s accounting for material arrangements and the reasonably likely material effects of resolving any uncertainties on the Company’s allowance for credit losses related to purchase advances. The production of the Company’s products requires custom-made equipment from its suppliers. To ensure that it can secure the required customized equipment, the Company often needs to make full prepayment for its intended purchases. As a standard practice in the petroleum extraction industry, the Company generally must submit a bid in order to secure the sales contract. The bidding process generally takes between one month to one year and the timing depends on the size of the overall project, which timing and size are generally controlled by its client. In order to secure timely purchase delivery and to meet its product delivery schedule, the Company normally prepays for the purchase advances if the Company believes that it is more than likely to win the bid for the sales contract which is accounted as pre-contract costs. After winning the bid and securing the sale contract, the Company normally needs to deliver its products approximately within one week to six months. Based on the Company’s historical experience, the Company generally is able to realize its purchase advances on the customized equipment that it orders. If it subsequently confirms that the Company is unable to secure the planned contracts with a customer after making the advance payments for these planned contracts, the Company evaluates the probable recoverability of the pre-contract cost and charges to expenses when the Company determines that the recovery of such pre-contract cost is improbable.

Fair Values of Financial Instruments - The U.S. GAAP accounting standards regarding fair value of financial instruments and related fair value measurements define fair value, establish a three-level valuation hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

The three levels of inputs are defined as follows:

Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

Level 3 inputs to the valuation methodology are unobservable.

Accounting guidance also describes three main approaches to measure the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

The carrying amounts reported in the consolidated balance sheets for short-term investments, accounts receivable, notes receivable, other receivables, purchase advances, contract cost, accounts payable, other payable, accrued liabilities, contract liabilities, short-term bank loans and short-term borrowings – related parties approximate fair value because of the immediate or short-term maturity of these financial instruments. The carrying amounts of the long-term borrowings is estimated using discounted cash flow models, which discount future principal and interest payments at current market interest rates for similar debt instruments with comparable credit risk and maturities. The carrying amount may approximate fair value only if the stated interest rates are consistent with prevailing market rates at the reporting date. The fair value of loans to third parties is estimated by discounting expected future cash flows at current market rates applicable to instruments with similar credit profiles and terms. The carrying amount, which is measured at amortized cost less any allowance for credit losses, may differ from fair value if market interest rates or credit conditions have changed significantly since origination.

Cash - Cash includes cash on hand consisting of coins, currency, and cash in bank deposit accounts at multiple financial institutions.

Short-term investments - Short-term investments include wealth management products, which are certain deposits with fixed interest rates and the principal are guaranteed by the financial institutions. The carrying values of the Company’s short-term investments approximate fair value because of their short-term maturities within one year. The interest earned is recognized in the consolidated statements of operations and comprehensive income (loss) as interest income. As of June 30, 2025 and June 30, 2026, the Company had short-term investments balance of ¥3.6 million and ¥9.0 million ($1.3 million), including accrued interests of ¥17,411 and ¥5,007 ($738), respectively.

Accounts Receivables, Net, Other Receivables, Net and Loans to Third Parties - Accounts receivables are carried at original invoiced amount less a provision for any potential uncollectible amounts. In July 2020, the Company adopted ASU 2016-13, Topics 326-Credit Loss, Measurement of Credit Losses on Financial Instruments, which replaces the incurred loss methodology with an expected loss methodology that is referred to as the current expected credit loss (“CECL”) methodology, as its accounting standard for its accounts receivable and other receivables. Other receivables and loan to third parties arise from transactions with non-trade customers.

Accounts receivable, other receivables and loan to third parties are recognized and carried at carrying amount less an allowance for credit loss, if any. The Company maintains an allowance for credit losses resulting from the inability of its trade and non-trade customers (“customers”) to make required payments based on contractual terms. The Company reviews the collectability of its receivables on a regular and ongoing basis. The Company has also included in calculation of allowance for credit losses. After all attempts to collect a receivable have failed, the receivable is written off against the allowance. The Company also considers external factors to the specific customer, including current conditions and forecasts of economic conditions. In the event the Company recovers amounts previously reserved for, the Company will reduce the specific allowance for credit losses.

The Company evaluates the creditworthiness of all of its customers individually before accepting them and continuously monitors the recoverability of accounts receivable, other receivables and loan to third parties. If there are any indicators that a customer may not make payment, the Company may consider making provision for non-collectability for that particular customer. At the same time, the Company may cease further sales or services to such customer. The following are some of the factors that the Company considers in determining whether to discontinue sales, record as contra revenue or allowance for credit losses:

●	the oil price and fluctuation of the overall oil industry;
●	the customer fails to comply with its payment schedule;
●	the customer is in serious financial difficulty;
●	a significant dispute with the customer has occurred regarding job progress or other matters;
●	the customer breaches any of the contractual obligations;
●	the customer appears to be financially distressed due to economic or legal factors;
●	the business between the customer and the Company is not active; and
●	other objective evidence indicates non-collectability of the accounts receivable, other receivables and loan to third parties.

The Company considers the following factors when determining whether to permit a longer payment period or provide other concessions to customers:

●	the customer’s past payment history;
●	the customer’s general risk profile, including factors such as the customer’s size, age, and public or private status;
●	macroeconomic conditions that may affect a customer’s ability to pay; and
●	the relative importance of the customer relationship to the Company’s business.

Notes Receivable - Notes receivable represent short-term notes receivable the Company receives from its customers as payment for amounts owed to the Company in normal course of business operation. The notes receivables are issued by reputable financial institutions that entitle the Company to receive the full-face amount from the financial institutions at maturity, which generally ranges from three to six months from the date of issuance.

Purchase Advances, Net - purchase advances are the amounts prepaid to suppliers for materials, services, and capital expenditures, including equipment, construction-related goods, and third-party supervision services. These amounts are initially classified as current assets (Advances to Suppliers) if expected to be settled within 12 months or non-current assets if the benefit period exceeds one year. Upon receipt of goods/services, advances are reclassified to Inventory, Property, Plant, and Equipment, or expensed as incurred. Unrecoverable advances are recognized as impairments. Significant balances are disclosed separately.

Inventories, Net - Inventories are stated at the lower of cost or net realizable value, on a first-in-first-out basis. The methods of determining inventory costs are used consistently from year to year. Market value of the inventories is determined based on its estimated net realizable value, which is generally the selling price less normally predictable costs of disposal and transportation. The Company records write-downs of inventory that is obsolete or in excess of anticipated demand or market value based on consideration of product lifecycle stage, technology trends, product development plans and assumptions about future demand and market conditions. Actual demand may differ from forecasted demand, and such differences may have a material effect on recorded inventory values. Inventory write-downs are charged to cost of revenue and establish a new cost basis for the inventory.

Prepaid consideration for acquisition of noncontrolling interest - Cash consideration paid to the holders of a noncontrolling interest in a consolidated subsidiary in advance of the completion of an acquisition of their equity interest is recorded as an asset at cost and classified as current or noncurrent based on the expected timing of the closing. Upon closing, the acquisition is accounted for as an equity transaction under ASC 810-10-45-23, with any difference between the consideration paid and the carrying amount of the noncontrolling interest recorded in additional paid-in capital; no gain or loss is recognized. The asset is assessed for recoverability if the acquisition is no longer expected to close. As of June 30, 2025 and 2026, prepaid consideration for acquisition of noncontrolling interest amounted to ¥nil and ¥1.95 million ($2.9 million), respectively, representing prepayments made for the noncontrolling interest in Gansu BHD.

Deferred offering costs - ASC 340-10, Deferred offering costs consisted of fees and expenses incurred in connection with the sale of the Company’s ordinary shares, including the legal, accounting, printing and other offering related costs. Upon completion of the offering, these deferred offering costs are to be reclassified from current assets to shareholders’ equity and recorded against the net proceeds from the offering. As of June 30, 2025 and 2026, deferred offering costs amounted to ¥2.5 million and ¥0.3 million ($0.05 million), respectively.

Property and Equipment, Net - Property and equipment are stated at cost. Depreciation on motor vehicles and office equipment is computed using the straight-line method over the estimated useful lives of the assets, which range from two to five years. Production equipment includes Equipment and Utilities and Facilities, both of which are depreciated using the straight-line method based on the estimated useful life of the assets. The useful life of Equipment is 10 years, while the useful life of Utilities and Facilities is 20 years. Leasehold improvements are amortized over the shorter of the lease term or the estimated useful life of the assets.

Items	Useful life
Motor vehicles	3-5 years
Office equipment and fixtures	2-5 years
Production equipment, including:
Equipment	5-10 years
Utilities and Facilities	5-20 years
Leasehold improvement	Lesser of useful life and lease term

Construction in progress includes property and equipment in the course of construction for production or for its own use purposes. Construction in progress is carried at cost less any recognized impairment loss. Construction in progress is classified to the appropriate category of property and equipment when completed and ready for intended use. Depreciation of these assets, on the same basis as other property assets, commences when the assets are ready for their intended use.

Investment in unconsolidated entity - The Company’s investments in unconsolidated entities are equity interests over which the Company has no control, joint control, or significant influence (the “Investments”). Pursuant to US GAAP (ASC 321 and ASC 323), the accounting treatment is determined by the Company’s influence over investees and the availability of readily determinable fair values.

For investments where the Company holds less than 20% of voting equity interests and has concluded it lacks significant influence, the Investments are accounted for under ASC 321-10-35-2’s measurement alternative. The measurement alternative applies because the Investments’ fair values are not readily determinable (no active/comparable market, and reliable estimates are impracticable). Initially measured at cost, subsequent carrying amounts are adjusted for impairments, observable price changes in orderly transactions for the same/similar securities, and cash dividends.

The Company evaluates impairments annually. A qualitative assessment identifies impairment indicators; if present, fair value is estimated under ASC 820 using appropriate valuation techniques (e.g., DCF, comparable transactions) with relevant inputs. Pursuant to ASC 321-10-50-3, the Investments’ carrying amounts, impairments, cumulative price adjustments, and explanatory information are disclosed in the Notes 12.

Long-term Investments - ASU 2016-01, Recognition and Measurement of Financial Assets and Financial Liabilities amends certain aspects of recognition, measurement, presentation and disclosure of financial instruments. The main provisions require equity investments (except those accounted for under the equity method of accounting or those that result in consolidation of the investee) to be measured at fair value through earnings, unless they qualify for a measurement alternative. The new guidance requires modified retrospective application to all outstanding instruments for fiscal years beginning after December 15, 2017, with a cumulative effect adjustment recorded to opening accumulated deficit as of the beginning of the first period in which the guidance becomes effective. However, changes to the accounting for equity securities without a readily determinable fair value would be applied prospectively. The Company adopted the new financial instruments accounting standard from July 1, 2018.

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Equity Investments with Readily Determinable Fair Values - Equity investments with readily determinable fair values are measured and recorded at fair value using the market approach based on the quoted prices in active markets at the reporting date. The Company classifies the valuation techniques that use these inputs as Level 1 of fair value measurements.

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Equity Investments without Readily Determinable Fair Values - After the adoption of this new accounting standard, the Company elected to record equity investments without readily determinable fair values and not accounted for under the equity method at cost, less impairment, adjusted for subsequent observable price changes on a nonrecurring basis, and report changes in the carrying value of the equity investments in current earnings. Changes in the carrying value of the equity investments are required to be made whenever there are observable price changes in orderly transactions for the identical or similar investment of the same issuer. The implementation guidance notes that an entity should make a “reasonable effort” to identify price changes that are known or that can reasonably be known.

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Equity Investments Accounted for Using the Equity Method - The Company accounts for its equity investment over which it has significant influence but does not own a majority equity interest or otherwise control using the equity method. The Company adjusts the carrying amount of the investment and recognizes investment income or loss for share of the earnings or loss of the investee after the date of investment. The Company assesses its equity investment for other-than-temporary impairment by considering factors including, but not limited to, current economic and market conditions, operating performance of the entities, including current earnings trends and undiscounted cash flows, and other entity-specific information. The fair value determination, particularly for investment in privately held entities, requires judgment to determine appropriate estimates and assumptions. Changes in these estimates and assumptions could affect the calculation of the fair value of the investment and determination of whether any identified impairment is other-than-temporary.

An impairment charge is recorded if the carrying amount of the investment exceeds its fair value and this condition is determined to be other-than-temporary. The Company recorded no impairment loss on its equity method investment during the one year ended June 30, 2025 and 2026. The Company recorded no investment income on its equity method investment in unconsolidated entities during the one year ended June 30, 2025 and 2026, respectively.

Non-controlling Interests - For the Company’s majority-owned subsidiaries, VIEs and subsidiaries of VIEs, a non-controlling interest is recognized to reflect the portion of their equity which is not attributable, directly or indirectly, to the Company. Non-controlling interests are classified as a separate line item in the equity section of the Company’s consolidated balance sheets and have been separately disclosed in the Company’s consolidated statements of operation and comprehensive income (loss) to distinguish the interests from that of the Company.

Revenue Recognition - In accordance with ASC 606, “Revenue from Contracts with Customers”, revenue is recognized when all of the following five steps are met: (i) identify the contract(s) with the customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations; (v) recognize revenue when (or as) each performance obligation is satisfied. The core principle underlying the new revenue recognition Accounting Standards Update (“ASU”) is that the Company recognizes revenue to represent the transfer of goods or services to customers in an amount that reflects the consideration to which the Company expects to be entitled in such exchange. The Company identifies contractual performance obligations and determines whether revenue should be recognized at a point in time or over time, by assessing, at contract inception, whether control of the promised good or service transfers to the customer over time or at a point in time.

Management determines, at contract inception, whether control of a promised good or service transfers to the customer over time or at a point in time. A performance obligation is satisfied over time if it meets any one of the criteria in ASC 606-10-25-27: (a) the customer simultaneously receives and consumes the benefits provided by the Company’s performance as the Company performs; (b) the Company’s performance creates or enhances an asset (for example, work in process) that the customer controls as the asset is created or enhanced; or (c) the Company’s performance does not create an asset with an alternative use to the Company and the Company has an enforceable right to payment for performance completed to date. Where none of these criteria is met, the performance obligation is satisfied at a point in time, being the point at which the customer obtains control of the promised good or service. Indicators that the customer has obtained control include the Company’s present right to payment for the asset, the customer’s legal title to the asset, the transfer of physical possession of the asset, the transfer of the significant risks and rewards of ownership of the asset and the customer’s acceptance of the asset (ASC 606-10-25-30). For performance obligations satisfied over time, the Company measures its progress toward complete satisfaction of the performance obligation using an input method or an output method, in each case selected because it faithfully depicts the transfer of goods or services to the customer (ASC 606-10-25-31).

Payment terms and conditions vary according to the type of contract, although the Company generally requires customers to pay within one year of the satisfaction of performance obligations. In instances where the timing of revenue recognition differs from the timing of invoicing, the Company has determined that the contracts do not include a significant financing component. The Company assesses its revenue arrangements against specific criteria in order to determine if it is acting as principal or agent.

Disaggregation of Revenue

Revenue are recognized when control of the promised goods or services are transferred to our customers, in an amount that reflects the consideration the Company expects to be entitled to in exchange for those goods or services.

The following items represent the Company’s revenue disaggregated by revenue source. In accordance with ASC 606-10-50-5, the Company selects categories to present disaggregated revenue that depict how the nature, amount, timing, and uncertainty of revenue and cash flows are affected by economic factors and delivery conditions of products and fulfillment of obligations.

The Company’s disaggregation of revenue for the years ended June 30, 2024, 2025 and 2026 is disclosed in Note 30.

Automation Products and Software; Equipment, Accessories and Others

The Company generates revenue primarily through delivery of standard or customized products and equipment, including automation products, furnaces and related accessories. Revenue from these sales arrangements is recognized at a point in time, when control of the products transfers to the customer upon delivery of the products and the customer’s signing of the acceptance report. The Company has concluded that none of the over-time criteria in ASC 606-10-25-27 is met: the customer does not simultaneously receive and consume the benefits provided by the Company’s performance as the Company performs (criterion (a)); the Company’s performance does not create or enhance an asset that the customer controls as the asset is created or enhanced (criterion (b)); and the Company has no enforceable right to payment for performance completed to date, payment being due only upon delivery and acceptance of the products (criterion (c)). Control transfers at that point in time, as evidenced by the Company’s present right to payment for the products, the transfer of physical possession and legal title to the customer, the transfer of the significant risks and rewards of ownership of the products and the customer’s acceptance of the products against the contracted specifications (ASC 606-10-25-30). Revenue from these sales arrangements is recognized at a point in time, when control of the products transfers to the customer upon delivery of the products and the customer’s signing of the acceptance report. The Company has concluded that none of the over-time criteria in ASC 606-10-25-27 is met: the customer does not simultaneously receive and consume the benefits provided by the Company’s performance as the Company performs (criterion (a)); the Company’s performance does not create or enhance an asset that the customer controls as the asset is created or enhanced (criterion (b)); and the Company has no enforceable right to payment for performance completed to date, payment being due only upon delivery and acceptance of the products (criterion (c)). Control transfers at that point in time, as evidenced by the Company’s present right to payment for the products, the transfer of physical possession and legal title to the customer, the transfer of the significant risks and rewards of ownership of the products and the customer’s acceptance of the products against the contracted specifications (ASC 606-10-25-30).

The sale of automation products or specialized equipment when combined with services represent a single performance obligation for the development and construction of a single asset. The Company may also provide design or installation services to clients as there may be such obligation in contracts. The promises to transfer the goods and provision of services are not separately identifiable, which is evidenced by the fact that the Company provides significant services of integrating the goods and services into a single deliverable for which the customer has contracted. This single performance obligation is satisfied over time, as the Company has concluded that the criteria in ASC 606-10-25-27(b) and (c) are met: the asset developed and constructed for the customer is designed and assembled to the customer’s requirements and technical indicators and therefore does not have an alternative use to the Company; the Company has an enforceable right to payment for performance completed to date, as the contracts generally cannot be terminated without the agreement of both parties and early termination requires the payment of compensation; and, for the on-site installation and construction work, the Company’s performance creates or enhances an asset that the customer controls as the asset is created or enhanced. For such sales arrangements, the Company recognizes revenue using input method, based on the relationship between actual costs incurred compared to the total estimated costs for the contract. Such method is adopted because the Company believes it best depicts the transfer of goods and services to the customer.

Oilfield Environmental Protection Service

The Company provides wastewater treatment products and related service to oilfield and chemical industry companies and generates revenue from special equipment, self-developed chemical products and supporting service, transfer. Revenue is recognized when contract obligations have been performed. For such sales arrangements, the Company recognizes revenue when products are delivered, on-site assistance services rendered, and acceptance reports are signed off by customers. Revenue from these arrangements is recognized at a point in time, as the Company has concluded that none of the over-time criteria in ASC 606-10-25-27 is met because: (i) the customer receives and consumes the benefits of the goods or services after the performance obligation has been completed rather than as the Company performs, the customer inspecting the water quality on a monthly basis and confirming and signing off in the acceptance report the qualified amount of treated water; (ii) the Company’s performance does not create or enhance an asset that the customer controls as the asset is created or enhanced; and (iii) the Company has no enforceable right to payment unless the performance obligation has been completed and the acceptance report has been signed by the customer. Control transfers at that point in time, as evidenced by the customer’s acceptance of the delivered products and rendered services and the Company’s resulting right to payment (ASC 606-10-25-30). Such method is adopted because the Company believes it best depicts the transfer of services to the customer.

The Company provides oily sludge disposal and treatment services to oilfield companies and generates revenue from treatment services of oily sludge. The Company has determined that this performance obligation is satisfied over time because the criterion in ASC 606-10-25-27(a) is met: the customer simultaneously receives and consumes the benefits provided by the Company’s performance as the Company performs, the Company progressively collecting, transferring and treating the oily sludge and the customer obtaining the benefit of the treatment as the service is rendered. Revenue is recognized as the contract obligations are progressively performed. For such sales arrangements, the Company recognizes revenue using output method, based on the percentage-of-completion method. Progress toward complete satisfaction of the performance obligation is measured by reference to the quantity of oily sludge treated and disposed of, and this method is adopted because the Company believes it best depicts the transfer of services to the customer.

Platform Outsourcing Services

The Company provides online platform development and maintenance services to gas stations in various provinces in China. The Company believes that customers receive and consume the economic benefits simultaneously as the Company fulfills its performance obligations and that the operation and maintenance services are continuous in nature, with customers receiving ongoing benefits throughout the service period. The Company invoices customers at the end of each month based on fixed service fees and classifies this portion of revenue as revenue recognized over time. The Company has concluded that these services meet the criterion in ASC 606-10-25-27(a), as the customer simultaneously receives and consumes the benefits provided by the Company’s performance as the Company performs, the operation and maintenance services being continuous in nature and the customer obtaining ongoing benefits throughout the service period; the Company is also entitled to payment for the services performed to date, as evidenced by the fixed monthly service fees invoiced at the end of each month. Progress toward complete satisfaction of the performance obligation is measured on a time-elapsed basis over the service period to which the fixed monthly service fees relate.

The Company also provides API (application programming interface) port export services and related maintenance services to business partners in various industries that may have transactions in the fueling scenario. As the Company does not create or enhance assets controlled by its customers during the provision of its services and its customers do not simultaneously receive and consume services and the Company has no enforceable right to payment for performance completed to date, the related service fee being charged only when each transaction is completed, none of the over-time criteria in ASC 606-10-25-27 is met and the Company recognizes revenue at a single point in time when the online transaction is completed. The Company’s services enable terminal users of various mobile applications operated by its customers or partners to complete refueling transactions in cash or online through various payment channels; when each transaction, including refueling and payment, is completed, the Company is entitled to charge, at pre-set rates, each transaction amount as a service fee and recognize the underlying amount as revenue. Related fees are generally billed monthly on a per-transaction basis.

Contract Balances

The Company’s contract balances include contract costs, net and contract liabilities from contracts with customers, and the following table provides information about contract balances:

	June 30,	June 30,	June 30,
	2025	2026	2026
	RMB	RMB	US Dollars
Contract costs, net	¥53,547,408	¥25,059,648	$3,693,335
Contract liabilities	¥4,719,255	¥1,669,736	$246,089
Contract liabilities- related parties	¥—	¥400,000	$58,953

Contract Costs, Net - The Company recognizes an asset from the costs incurred to fulfill a contract when those costs meet all of the following criteria: (i) the costs relate directly to a contract or to an anticipated contract that the Company can specifically identify; (ii) the costs generate or enhance resources of the Company that will be used in satisfying (or in continuing to satisfy) performance obligations in the future; and (iii) the costs are expected to be recovered.

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Pre-Contract Costs - Pre-contract costs are the amounts prepaid to suppliers for purchases of customized equipment in anticipation of obtaining planned contracts for the Company’s hardware and software revenue. If it subsequently confirms that the Company is unable to secure the planned contracts with a customer after making the advance payments for these planned contracts, the Company evaluates the probable recoverability of the pre-contract cost and charges to expenses when the Company determines that the recovery of such pre-contract cost is improbable.

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Executed Contract Costs - Direct costs, such as material, labor, depreciation and amortization and subcontracting costs and indirect costs allocable to contracts include the costs of contract supervision, tools and equipment, supplies, quality control and inspection, insurance, repairs and maintenance for quality assurance purposes before clients’ initial acceptance. Once products are delivered, installed and debugged for intended use and accepted by a client, which may last from weeks to months (this process is decided by the client’s individual project construction arrangement), the Company records revenue based on the contract or the final clients’ acceptance. Minor costs for repair during the maintenance period after initial acceptance are recorded as cost of goods sold as they are incurred. All other general and administrative costs and selling costs are charged to expenses as incurred. The Company generally ships its products approximately one week to six months after production begins and the timing depends on the size of the overall project.

Contract Liabilities - Contract liabilities are recognized for contracts where payment has been received in advance of performance under the contract. The Company’s contract liabilities consist primarily of the Company’s unsatisfied performance obligations as of the balance sheet dates. Contract liabilities are recognized as revenue after control of the products or services is transferred to the customer and all revenue recognition criteria have been met. The amount of revenue recognized during the years ended June 30, 2024, 2025 and 2026 that was previously included within contract liability balances was ¥1,489,311, ¥761,824 and ¥3,634,649 ($535,681), respectively.

Performance Obligations - Performance obligations include delivery of products and provision of services. The Company recognizes revenue when performance obligations under the terms of a contract with its customer are satisfied. This occurs when the control of the goods and services have been transferred to the customer. Accordingly, revenue for sale of goods is generally recognized upon shipment or delivery depending on the shipping terms of the underlying contract, and revenue for provision of services is recognized upon the service rendered. Revenue is measured as the amount of consideration the Company expects to receive in exchange for transferring goods and providing services.

Amounts billed to customers for shipping and handling activities to fulfill the Company’s promise to transfer the goods are included in revenue, and costs incurred by the Company for the delivery of goods are classified as cost of sales in the consolidated statements of operations and comprehensive income (loss). Sales, value added, and other taxes the Company collects concurrent with revenue-producing activities are excluded from revenue. The Company generally offers assurance-type warranties for its products. The specific terms and conditions of those warranties vary depending upon the product. The Company estimates the costs that may be incurred under its warranties and records a liability in the amount of such costs at the time product revenue is recognized. Factors that affect the warranty liability include historical product-failure experience and estimated repair costs for identified matters. The Company periodically assesses the adequacy of its recorded warranty liabilities and adjusts the amounts as necessary. The amount accrued for expected returns and warranty claims was immaterial as of June 30, 2026.

Practical Expedients Elected

Incremental Costs of Obtaining a Contract - The Company has elected the practical expedient permitted in ASC 340-40-25-4, which permits an entity to recognize incremental costs to obtain a contract as an expense when incurred if the amortization period will be less than one year and not significant.

Significant Financing Component - The Company has elected the practical expedient permitted in ASC 606-10-32-18, which allows an entity to not adjust the promised amount of consideration for the effects of a significant financing component if a contract has a duration of one year or less. As the Company’s contracts are majorly less than one year in length, consideration will not be adjusted. For the Company’s contracts include a standard payment term of 90 days to 180 days; consequently, there is no significant financing component within contracts. There are also some new contracts that will not be completed within one year from year 2025, the Company did calculation and the amount was not material as end of June 30, 2026.

Share-Based Compensation - Share-based compensation cost is measured at the grant date based on the fair value of the award and is recognized as expense with graded vesting on a straight–line basis over the requisite service period for the entire award. The Company has elected to recognize compensation expenses using the valuation model estimated at the grant date based on the award’s fair value.

Research and Development Expenses - Research and development costs comprise the costs of developing and improving new and existing products and services, including employee compensation, materials, depreciation of equipment and contracted technical services. All R&D costs are expensed as incurred unless specific development projects (e.g. qualifying software systems or equipment prototypes) demonstrate technological feasibility and probable future economic benefits. Field testing costs for pre-commercial products are classified as R&D until technological validation is achieved. As of June 30, 2026, we have had no capitalization.

Leases - The Company follows FASB ASC No. 842, Leases (“Topic 842”). The Company leases office spaces and land use rights, which are classified as operating leases in accordance with Topic 842. Under Topic 842, lessees are required to recognize the following for all leases (with the exception of short-term leases, usually with initial term of 12 months or less) on the commencement date: (i) lease liability, which is a lessee’s obligation to make lease payments arising from a lease, measured on a discounted basis; and (ii) right-of-use (“ROU”) asset, which is an asset that represents the lessee’s right to use, or control the use of, a specified asset for the lease term.

At the commencement date, the Company recognizes the lease liability at the present value of the lease payments not yet paid, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Company’s incremental borrowing rate for the same term as the underlying lease. The ROU asset is recognized initially at cost, which primarily comprises the initial amount of the lease liability, plus any initial direct costs incurred, consisting mainly of brokerage commissions, less any lease incentives received. All ROU assets are reviewed for impairment annually. There was no impairment for ROU lease assets as of June 30, 2025 and June 30, 2026.

Income Taxes - Provisions for income taxes are based on taxes payable or refundable for the current year and deferred taxes. Deferred taxes are provided on differences between the tax bases of assets and liabilities and their reported amounts in the financial statements, and tax carry forwards. Deferred tax assets and liabilities are included in the financial statements at currently enacted income tax rates applicable to the period in which the deferred tax assets and liabilities are expected to be realized or settled. As changes in tax laws or rates are enacted, deferred tax assets and liabilities are adjusted through the provision for income taxes. The Company has not been subject to any income taxes in the United States or the Cayman Islands.

The Company may recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefits recognized in the financial statements from such a position would be measured based on the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement. The Company has no uncertain tax position as of June 30, 2025 and 2026.

In general, the PRC tax authority has up to five years to conduct examinations of the Company’s tax filings. Accordingly, the PRC subsidiaries’ and VIE and subsidiaries of the VIE’s tax years ended December 31, 2021 through December 31, 2025 for the Company’s People’s Republic of China (“PRC”) subsidiaries remain open for statutory examination by PRC tax authorities.

Comprehensive Income (Loss) - Comprehensive income (loss) consists of two components, net income (loss) and other comprehensive income (loss). The foreign currency translation gain or loss resulting from the translation of the financial statements expressed in US$ to RMB is reported in other comprehensive income (loss) in the consolidated statements of operations and comprehensive income (loss).

Earnings (Loss) per Share - Earnings (loss) per share (“EPS”) is computed by dividing net income (loss) by the weighted average number of Ordinary Shares outstanding. Diluted EPS are computed by dividing net income (loss) by the weighted-average number of Ordinary Shares and dilutive potential Ordinary Share equivalents outstanding. Potentially dilutive Ordinary Shares consist of Ordinary Shares issuable upon the conversion of ordinary share options, restricted shares and warrants (using the treasury share method).

Given the fact that the “2026 Reverse Stock Split” only affected the outstanding number of the Company’s Class A Ordinary Shares, the weighted average number of Class A Ordinary Shares outstanding had been retroactively restated for the 1-for-200 reverse stock split. While the Class B Ordinary Shares’ number and voting power were not subjected to the 2026 Reverse Stock Split, according to the Company’s Fourth Amended and Restated M&A and Articles of Association, “each Class B Ordinary Share entitles its holder the right to convert it into one eighteenth (1/18) of a Class A Ordinary Share at any time. Correspondingly, each one eighteenth (1/18) of a share of Class B Ordinary Share has dividend rights equivalent to the one share of Class A Ordinary Share”. The Company’s Fourth Amended and Restated Memorandum and Articles of Association have not been amended or restated to give effect to the 2026 Reverse Stock Split, which was effected pursuant to the authority granted in the Articles and by the special resolution adopted at the 2026 AGM. Giving effect to the 2026 Reverse Stock Split, each Class B Ordinary Share is convertible into one three-thousand-six-hundredth (1/3,600) of a Class A Ordinary Share, and correspondingly each 3,600 Class B Ordinary Shares have dividend rights equivalent to one Class A Ordinary Share. In addition, (a) since becoming public, the Company has never declared a dividend, and (b) if a dividend were declared, the Board of Directors would intend to make sure the dividends were properly allocated among the Class A Ordinary Shares and Class B Ordinary Shares to give effect to the applicable conversion ratio. The Company believes that all of these treatments are designed to ensure that the dividend rights and the dividend rate are the same with that for Class A and Class B Ordinary Shares. To calculate EPS equally for all ordinary shares, the Company uses the sum of the weighted average number of Class A Ordinary Shares outstanding and one three-thousand-six-hundredth (1/3,600) of the weighted average number of Class B Ordinary Shares outstanding as the denominator.

The following table sets forth the computation of basic and diluted earnings per share for the years ended June 30, 2024, 2025 and 2026:

	For the years ended June 30,
	2024	2025	2026	2026
	RMB	RMB	RMB	US Dollars
Numerator:
Net loss attributable to Recon Technology, Ltd	¥(49,871,259)	¥(42,588,554)	¥(29,660,048)	$(4,371,351)

Denominator:
Weighted-average number of ordinary shares outstanding – basic*	25,262	45,492	111,286	111,286
Class A Ordinary Shares*	23,290	40,240	105,730	105,730
Class B Ordinary Shares**	1,972	5,252	5,556	5,556
Outstanding options/warrants*	262	240	240	240
Potentially dilutive shares from outstanding options/warrants	—	—	—	—
Weighted-average number of ordinary shares outstanding – diluted*	25,262	45,492	111,286	111,286

Loss per share – basic and diluted*	¥(1,974.16)	¥(936.18)	¥(266.52)	$(39.28)
*	Retrospectively restated for the 1-for-18 reverse stock split effective on May 1, 2024 and 1-for-200 reverse stock split on August 18, 2026.
**

The Class B Ordinary Shares were not subjected to reverse stock split, and each Class B Ordinary Share is convertible into one-three thousand six hundred (1/3,600) of one Class A Ordinary Share at any time by the holder thereof, so the weighted average number of Class B Ordinary Shares is calculated on a one-for-three thousand six hundred basis of issued and outstanding Class B Ordinary Shares.

Warrants - The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 480, Distinguishing Liabilities from Equity (“ASC 480”) and ASC 815, Derivatives and Hedging (“ASC 815”). The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own Class A Ordinary Shares and whether the warrant holders could potentially require “net cash settlement” in a circumstance outside of the Company’s control, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent quarterly period end date while the warrants are outstanding.

For issued or modified warrants that meet all of the criteria for equity classification, the warrants are required to be recorded as a component of additional paid-in capital at the time of issuance. For issued or modified warrants that do not meet all the criteria for equity classification, the warrants are required to be recorded at their initial fair value on the date of issuance, and each balance sheet date thereafter. Changes in the estimated fair value of the warrants are recognized as a non-cash gain or loss on the consolidated statements of operations.

Recently Issued Accounting Pronouncements

In December 2025, the FASB issued ASU No. 2025-10 – Accounting for Government Grants Received by Business Entities (“ASU 2025-10”), to establish guidance on the recognition, measurement, and presentation of government grants received by business entities. ASU 2025-10 is effective for annual periods beginning after December 15, 2028 (year ending December 31, 2029 for the Company). The Company is currently evaluating the impact the adoption of ASU 2025-10 will have on its consolidated financial statements.

In September 2025, the FASB issued ASU 2025-06 – Intangibles – Goodwill and Other – Internal-Use Software (Subtopic 350-40): Targeted Improvements to the Accounting for Internal-Use Software, which simplifies the capitalization guidance by removing all references to software development project stages so that the guidance is neutral to different software development methods. The amendments in this ASU are effective for annual reporting periods beginning after December 15, 2027, and interim reporting periods within those annual reporting periods, with early adoption permitted. The amendments in this update permit an entity to apply the new guidance using a prospective, retrospective or modified transition approach. We are currently in the process of evaluating the effects of this pronouncement on our consolidated financial statements.

On July 30, 2025, the FASB issued ASU 2025-05, Financial Instruments—Credit Losses, to address challenges that private companies encounter when applying ASC 326 to estimate expected credit losses on short-term receivables arising from contracts with customers under ASC 606. These challenges include the complexity and cost of collecting macroeconomic data, as well as the limited impact such data has on estimating credit losses for short-term assets. The update introduces a practical expedient for all entities to simplify the use of macroeconomic data in these assessments and allows private companies to elect a simpler accounting policy. These changes are intended to reduce compliance costs while improving the usefulness and feasibility of financial reporting. The Company is evaluating the impact of the adoption of this guidance.

On May 15, 2025, the FASB issued ASU 2025-04, which requires entities to measure and classify share-based consideration paid to customers (such as stock warrants) using the guidance in ASC 718, and to determine whether any associated vesting conditions are service conditions or performance conditions, in order to standardize accounting treatments, reduce diversity in practice, and accurately determine the timing of revenue recognition. The amendments are effective for all entities for annual reporting periods beginning after December 15, 2026, including interim periods within those annual periods. Early adoption is permitted, and entities may apply the new guidance either on a modified retrospective basis or a retrospective basis. The Company believes that this update will have no impact on its consolidated financial statements and disclosures.

On May 12, 2025, the FASB issued ASU 2025-03, Business Combinations (Topic 805) and Consolidation (Topic 810), which proposes to improve the guidance for identifying the accounting acquirer in a business combination in order to address inconsistencies in accounting treatment and comparability between transactions involving variable interest entities (VIEs) and those that do not. The amendments in this update are effective for all entities for annual reporting periods beginning after December 15, 2026, and for interim periods within those annual periods. The Company believes that this update will have no impact on its consolidated financial statements and disclosures.

The Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the consolidated financial position, statements of operations and cash flows.